Shareholder Report, Average Annual Return (Details)	12 Months Ended	47 Months Ended
	Jun. 30, 2025	Jun. 30, 2025
Spear Alpha ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spear Alpha ETF NAV
Average Annual Return, Percent	25.84%	10.66%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Total Return Index
Average Annual Return, Percent	15.16%	10.71%
NASDAQ Composite Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NASDAQ Composite Total Return Index
Average Annual Return, Percent	15.68%	9.44%